SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2021
Subsequent events [abstract]
Subsequent events
29

SUBSEQUENT EVENTS
There were no significant

subsequent events between the

year-end reporting date of

June 30, 2021 and

the date of issue

of these
financial statements other than described below and included in the preceding notes to the consolidated financial statements.
Declaration of dividend

On August

25 2021, the

Board declared a

final dividend

for the year

ended June

30, 2021 of
40

SA cents

per qualifying share
amounting to R 342.0

million, which was paid on September 27, 2021.
Conditional shares granted
On 20 October

2021,
3,508,232

conditional shares were

granted to qualifying

employees under the

current equity settled

long-
term incentive scheme.

These are expected

to vest on

20 October 2024.

The number of

conditional shares granted

includes those
granted to directors and prescribed officers as follows:
Number of conditional
shares awarded
Executive directors
D J Pretorius 549,986
A J Davel 292,796
Prescribed officers
W J Schoeman 292,796
E Beukes 39,375